Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system is based on an information labeling system that categorizes our internal data and personal data collected from clients into different levels based on their sensitivity. It implements specific procedures for handling each level of information. For instance, investment-related data and clients’ personal information are assigned the highest protection level, subject to the most rigorous scrutiny in terms of storage, transmission, and dissemination. We are dedicated to managing cybersecurity risks and safeguarding sensitive information through various measures. These measures include technical safeguards, procedural requirements, and an intensive incident response program. Additionally, we provide regular cybersecurity awareness training for our employees. Our cybersecurity team, a specialized unit within our IT department, consistently monitors the performance of our platforms and infrastructure. This enables us to respond promptly to potential issues, including cybersecurity threats.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system is based on an information labeling system that categorizes our internal data and personal data collected from clients into different levels based on their sensitivity. It implements specific procedures for handling each level of information. For instance, investment-related data and clients’ personal information are assigned the highest protection level, subject to the most rigorous scrutiny in terms of storage, transmission, and dissemination. We are dedicated to managing cybersecurity risks and safeguarding sensitive information through various measures. These measures include technical safeguards, procedural requirements, and an intensive incident response program. Additionally, we provide regular cybersecurity awareness training for our employees. Our cybersecurity team, a specialized unit within our IT department, consistently monitors the performance of our platforms and infrastructure. This enables us to respond promptly to potential issues, including cybersecurity threats.

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Role of Management [Text Block]

Governance

We have implemented a hierarchical governance system to oversee cybersecurity risks. Our dedicated cybersecurity team, led by the experienced general manager of our IT department, is responsible for assessing and managing cybersecurity risks. They also handle the prevention, detection, mitigation, and remediation of cybersecurity incidents. The General Manager of the IT department reports directly to our chief executive officer and provides regular updates to the Noah Group Technology Committee, which is chaired by the chief executive officer. These updates cover any significant cybersecurity incidents or material risks resulting from cybersecurity threats. Periodic reviews are conducted to assess the cybersecurity landscape, potential threats, and our overall readiness to address cybersecurity risks that may affect our company. In the event of a significant cybersecurity incident, the information security team of IT department and Noah Group Technology Committee assume responsibility for reviewing the relevant information and issues involved. They also oversee the disclosure process and ensure appropriate procedures are followed to handle the incident effectively.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Our dedicated cybersecurity team, led by the experienced general manager of our IT department, is responsible for assessing and managing cybersecurity risks. They also handle the prevention, detection, mitigation, and remediation of cybersecurity incidents.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The General Manager of the IT department reports directly to our chief executive officer and provides regular updates to the Noah Group Technology Committee, which is chaired by the chief executive officer. These updates cover any significant cybersecurity incidents or material risks resulting from cybersecurity threats. Periodic reviews are conducted to assess the cybersecurity landscape, potential threats, and our overall readiness to address cybersecurity risks that may affect our company. In the event of a significant cybersecurity incident, the information security team of IT department and Noah Group Technology Committee assume responsibility for reviewing the relevant information and issues involved. They also oversee the disclosure process and ensure appropriate procedures are followed to handle the incident effectively.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true